August 11, 2023

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

RE:	EA Series Trust
File Nos.: 333-195493 and 811-22961

Ladies and Gentlemen:

On behalf of our client, EA Series Trust, formerly, Alpha Architect ETF Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, Post-Effective Amendment No. 261 and, under the Investment Company Act of 1940, as amended, Amendment No. 264 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) with respect to the ARK 21Shares Digital Asset and Blockchain Strategy ETF.

If you have any questions concerning the foregoing, please contact the undersigned at (949) 629-3928 or Karen.Aspinall@Practus.com.

Very truly yours,

/s/ Karen A. Aspinall

On behalf of Practus, LLP

KAREN A. ASPINALL ● PARTNER

11300 Tomahawk Creek Pkwy ● Ste. 310 ● Leawood, KS 66211 ● p: 949.629.3928

Practus, LLP ● Karen.Aspinall@Practus.com ● Practus.com